Contingent liabilities and contingent assets (Tables)	12 Months Ended
Jun. 30, 2026
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player	As of 30 June 2026, the maximum amount payable by type of condition and category of player was:

	First team squads	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC/MUWFC appearances/team success/new contract	65,003	38,967	103,970
International appearances	1,647	2,245	3,892
Awards and future transfers	13,702	—	13,702
Other	1,219	60	1,279
	81,571	41,272	122,843

As of 30 June 2025, the potential amount payable by type of condition and category of player was:

	First team squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC/MUWFC appearances/team success/new contract	79,523	37,706	117,229
International appearances	1,431	2,285	3,716
Awards and future transfers	13,641	—	13,641
Other	1,115	60	1,175
	95,710	40,051	135,761